Income and other taxes - Reconciliation of effective tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Income before income taxes	$ 285,611	$ 582,147
Deduct earnings of associate	(99,466)	(76,938)
Income (loss) before income taxes after deduction of earnings of associate	$ 186,145	$ 505,209
Canadian statutory tax rate	24.50%	24.50%
Income tax expense calculated at Canadian statutory tax rate	$ (45,606)	$ (123,776)
Decrease (increase) in income tax expense resulting from:
Impact of income and losses taxed in foreign jurisdictions	27,260	1,346
Utilization of unrecognized loss carryforwards and temporary differences	7,381	7,077
Impact of tax rate changes	(5,828)	(23)
Impact of foreign exchange	5,287	3,783
Other business taxes	(13,943)	(11,065)
Impact of items not taxable for tax purposes	2,373	3,624
Adjustments to prior years including resolution for certain outstanding audits	21,658	(724)
Other	(71)	(101)
Total income tax expense	$ (1,489)	$ (119,859)